Benefit Plans And Obligations For Termination Indemnity (Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 646,023	$ 918,209
Benefit obligation related to acquired companies and deconsolidation of a subsidiary	0	(23,851)
Service cost	5,578	7,598	$ 14,926
Interest cost	29,429	16,800	15,741
Exchange rate differences	(8,516)	(47,181)
Actuarial (gain) losses	(62,183)	(191,292)
Benefits paid	35,705	34,260
Effect of curtailment	(7,840)	0
Benefit obligation at end of year	566,786	646,023	918,209
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of Plans assets at beginning of year	280,225	348,804
Actual return on Plans' assets (net of expenses)	38,316	(55,441)
Employer contribution	947	1,057
Benefits paid	21,654	14,195
Effect of settlement commitment	7,826	0
Fair value of Plans' assets at end of year	290,008	280,225	348,804
Funded status	(276,738)	(365,798)
Unrecognized net actuarial loss	(84,210)	(20,910)
Net amount recognized	(360,948)	(386,708)
Accrued benefit liability, current	(28,279)	(39,478)
Accrued benefit liability, non-current	(248,459)	(326,320)
Accumulated other comprehensive income (loss), pre-tax	(84,210)	(20,910)
Retiree Medical Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	867	1,597
Service cost	86	149
Interest cost	43	38
Actuarial (gain) losses	271	(880)
Employee contribution	9	11
Benefits paid	45	48
Benefit obligation at end of year	1,231	867	$ 1,597
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of Plans assets at beginning of year	0
Employer contribution	36	37
Employee contribution	9	11
Benefits paid	45	48
Fair value of Plans' assets at end of year	0	0
Funded status	(1,231)	(867)
Unrecognized net actuarial loss	(1,616)	(2,073)
Net amount recognized	(2,847)	(2,940)
Accrued benefit liability, current	(71)	(137)
Accrued benefit liability, non-current	(1,159)	(730)
Accumulated other comprehensive income (loss), pre-tax	$ (1,617)	$ (2,073)